Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Line Items]
Less: Allowance for credit losses	$ (540,626)	$ (297,808)
Account Receivable, Net	1,759,593	2,155,788
Accounts receivable from third parties [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable, Gross	2,280,447	2,451,422
Accounts receivable from related parties [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable, Gross	$ 19,772	$ 2,174